Inventories (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Inventories [Line Items]
Inventories		$ 12,667	$ 3,879
Less: Impairment		(193)	0
Others [Member]
Inventories [Line Items]
Inventories		483	333
Hardware Devices [Member]
Inventories [Line Items]
Inventories	[1]	$ 12,377	$ 3,546

[1]	Hardware devices include OneThing Cloud, Xiazaibao (“XZB”) and hard discs.